Shareholders' Equity (Details) (USD $) In Millions, except Per Share data, unless otherwise specified			12 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010 Common Stock [Member]	Sep. 30, 2012 Common Stock [Member]	Sep. 30, 2012 Common Class A [Member]	Sep. 30, 2011 Common Class A [Member]
Class A Common Stock, par value	$ 0.01	$ 0.01			$ 0.01
Stock Repurchase Program, Number of Shares Authorized to be Repurchased				6.0
Stock Repurchased During Period, Shares			0.1		0	0
Stock Repurchased During Period, Value			$ 3.6
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased				1.8